INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax attributable to continuing operations statutory tax rate

The reconciliation of income tax attributable to continuing operations computed at the statutory tax rate of 26% (2016– 25%, 2015 - 25%) to income tax expense is:

			Period from
			incorporation
			on December
			30, 2015 to
			December 31,
	2017	2016	2015
Canadian statutory income tax rate	26%	25%	25%
	$	$	$
Income tax recovery at statutory rate	2,458,000	73,000	5,000
Effect on income taxes of:
Income tax rate differences	6,000	-	-
Permanent differences	(1,457,000)	-	-
Losses not recognized	(902,000)	(73,000)	(5,000)
Income taxes recoverable	(105,000)	-	-

Schedule of unrecognized deferred tax assets

The significant components of deferred income tax assets and liabilities are as follows:

	2017	2016
	$	$
Deferred income tax assets (liabilities)
Non-capital losses carried forward	2,214,000	78,000
Share issuance costs	19,000	-
Total gross deferred income tax assets	2,233,000	78,000
Unrecognized deferred income tax assets	(2,128,000)	(78,000)
Net deferred income tax asset (liabilities)	105,000	–
Intangible assets	(694,000)	–
Net deferred income tax asset (liabilities)	(589,000)	–